State Street SPDR MSCI USA Climate Paris Aligned ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
State Street SPDR MSCI USA Climate Paris Aligned ETF | State Street SPDR MSCI USA Climate Paris Aligned ETF
Prospectus [Line Items]
Annual Return [Percent]	24.33%	29.26%